Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss as of December 31, 2022 and 2023 are as follows:

	2022		2023
Securities sold:
Stocks	~~W~~	278,341	628,225
Bonds		438,689	477,626
Others		7,074	343,783

		724,104	1,449,634
Gold/silver deposits		422,006	419,343

	~~W~~	1,146,110	1,868,977